FORM N-SAR
                           SEMI-ANNUAL REPORT
                  FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:

    	or fiscal year ending:	12/31/97

Is this a transition report? (Y/N)     N

Is this an amendment to a previous filing? (Y/N)     N


Those items or sub-items with a box "[ ]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  	A.  	Registrant Name:	  KILICO Variable Separate Account
    	B.  	File Number: 811-	 5025
    	C.  	Telephone Number:	 847-550-5500


2.  	A.  	Street:   1 Kemper Drive
    	B.  	City: Long Grove	  C.  State: IL 		D.  Zip Code: 60049  Zip Ext:0001
    	E.  	Foreign Country:		            	Foreign Postal Code:


3.	  Is this the first filing on this form by Registrant? (Y/N)     N


4.  	Is this the last filing on this form by Registrant? (Y/N)     N


5.  	Is Registrant a small business investment company (SBIC)? (Y/N)     N
    	[If answer is "Y" (Yes), complete only items 89 through 110.]


6.	  Is Registrant a unit investment trust (UIT)? (Y/N)     Y
    	[If answer is "Y" (Yes) complete only items 111 through 132.]


7.  	A.	Is Registrant a series or multiple portfolio company? (Y/N)
      		[If answer is "N" (No), go to item 8.]

	    B.	How many separate series or portfolios did Registrant have at the end of the period?

                                     01

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                                                     If filing more than one
                                                     Page 48, "X" box: 	[  ]

For period ending	  12/31/97
File number 811-	   5025


113. 	A. 	[  ]  Trustee Name:
     	B.	 [  ]  City:	        		State:		        Zip Code:		     Zip Ext.:
        		[  ]  Foreign Country:		      		Foreign Postal Code:


113. 	A. 	[  ]  Trustee Name:
     	B. 	[  ]  City:		        	State:		        Zip Code:     		Zip Ext.:
        		[  ]  Foreign Country:		      		Foreign Postal Code:


114.	 A.	 [  ]  Principal Underwriter Name: Investors Brokerage Services, Inc.
     	B. 	[  ]  File Number:  8-     14989
     	C.	 [  ]  City: Long Grove  State: IL	 Zip Code: 60049	 Zip Ext.: 0001
        		[  ]  Foreign Country:	      			Foreign Postal Code:


114.	 A. 	[  ]  Principal Underwriter Name:
     	B. 	[  ]  File Number:  8-
        		[  ]  City:		          	State:		   Zip Code:	      	Zip Ext.:
        		[  ]  Foreign Country:			      	Foreign Postal Code:


115. 	A. 	[  ]  Independent Public Accountant Name: Coopers & Lybrand L.L.P.
     	B. 	[  ]  City:	Chicago		State: IL		Zip Code:	60601 	Zip Ext.:
        		[  ]  Foreign Country:		      		Foreign Postal Code:


l15. 	A.	 [  ]  Independent Public Accountant Name:
     	B. 	[  ]  City:			       State:		   Zip Code:      		Zip Ext.:
        		[  ]  Foreign Country:      				Foreign Postal Code:




                                     48
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                                                     If filing more than one
                                                     Page 50, "X" box: 	[  ]
For period ending	   12/31/97
File number 811-	    5025


123.	 [  ]  State the total value of the additional units considered in answering item 122
          		($000's omitted)                           							$


124. 	[  ]  State the total value of units of prior series that were placed
            in the portfolios of	subsequent series during the current period
            (the value of these units is to be measured on the date they were placed in the subsequent series)
          		($000's omitted)                           							$


125. 	[  ]  State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's
            principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period
          		solely from the sale of units of all series of Registrant
          		($000's omitted)                           							$ 1


126.  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
     	($000's omitted)				                                				$


127. 	List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period
     	of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                         					Number of   		Total Assets	   	Total Income
                               Series		       ($000's     		 Distributions
                         					Investing		     omitted)	     ($000's omitted)

A. 	U.S. Treasury direct issue			              	$	           		$

B. 	U.S. Government agency			                  	$           			$

C. 	State and municipal tax-free			            	$           			$

D.	 Public utility debt				                    	$           			$

E. 	Brokers or dealers debt or
	   debt of brokers' or dealers'
   	parent							                               $           			$

F. 	All other corporate intermed.
   	& long term debt	                       				$           			$

G.	 All other corporate short-term debt			      $			           $

H. 	Equity securities of brokers or dealers
   	or parents of brokers or dealers			         $	           		$

I.	 Investment company equity
    securities			                16			          $14,928		      $

J.	 All other equity securities				             $	           		$

K.	 Other securities					                       $			           $

L.	 Total assets of all series of
   	registrant			                16			          $14,928		      $

                                                     If filing more than one
                                                     Page 51, "X" box: 	[  ]
For period ending	   12/31/97
File number 811-    	5025


128.	 [  ]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

            [If answer is "N" (No), go to item 131.]					Y/N


129. 	[  ]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

          		[If answer is "N" (No). go to item 131.]					Y/N


130.	 [  ]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

                                                        	Y/N


131.	 Total expenses incurred by all series of Registrant during the current
      reporting period ($000's omitted)	          							$142


132.	 [  ]  List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     	811-	    811-     811-	    811-     811-
     	811-    	811-   		811-		   811-		   811-
     	811-	   	811-		   811-	   	811-	   	811-
     	811-	   	811-   		811-	   	811-   		811-
     	811-   		811-   		811-   		811-   		811-
     	811-	   	811-	   	811-	   	811-	   	811-
     	811-	   	811-	   	811-	   	811-	   	811-
     	811-   		811-	   	811-	   	811-	   	811-
     	811-	   	811-	   	811-	   	811-		   811-

This report is signed on behalf of the registrant (or depositor or trustee) in the City of Long Grove and State of Illinois on February 25, 1998.

                          				KEMPER INVESTORS LIFE INSURANCE COMPANY
                          				KILICO VARIABLE SEPARATE ACCOUNT
                          				(NAME OF REGISTRANT, DEPOSITOR OR TRUSTEE)



Witness:	/s/ Frank J. Julian	       		By:	/s/ Robert A. Daniel
       		Frank J. Julian	             				Robert A. Daniel
       		Associate General Counsel	     		Controller and Treasurer
       		and Assistant Secretary			       (Name and title of person
      	 	(Name and Title)	             			signing on behalf of
                                         	registrant, depositor or
                                          trustee)